INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX [Abstract]
Composition of income tax expense
The composition of income tax expense for the years ended December 31 follows:
	2017	2016	2015
	(In thousands)
Current expense	$1,927	$362	$200
Deferred expense	10,071	9,756	9,128
Change in statutory rate	5,965	—	—
Valuation allowance - change in estimate	—	17	35
Income tax expense	$17,963	$10,135	$9,363

Reconciliation of income tax expense computed by applying the statutory federal income tax rate
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income before income tax for the years ended December 31 follows:
	2017	2016	2015
	(In thousands)
Statutory rate applied to income before income tax	$13,453	$11,515	$10,283
Change in statutory rate	5,965	—	—
Tax-exempt income	(777)	(534)	(434)
Bank owned life insurance	(372)	(477)	(449)
Share-based compensation	(287)	(348)	—
Unrecognized tax benefit	(123)	(155)	(135)
Non-deductible meals, entertainment and memberships	64	46	43
Net change in valuation allowance	—	17	35
Other, net	40	71	20
Income tax expense	$17,963	$10,135	$9,363

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:
	2017	2016
	(In thousands)
Deferred tax assets
Alternative minimum tax credit carry forward	$6,113	$4,064
Allowance for loan losses	4,743	7,104
Loss carryforwards	3,752	17,131
Property and equipment	1,686	3,143
Purchase premiums, net	699	1,460
Share based payments	677	1,011
Litigation settlement	477	805
Unrealized loss on trading securities	283	486
Reserve for unfunded lending commitments	236	228
Deferred compensation	229	375
Other than temporary impairment charge on securities available for sale	210	400
Non accrual loan interest income	176	246
Loss reimbursement on sold loans reserve	140	196
Unrealized loss on securities available for sale	125	1,782
Vehicle service contract counterparty contingency reserve	117	500
Valuation allowance on other real estate	26	277
Other	123	1
Gross deferred tax assets	19,812	39,209
Valuation allowance	—	(1,071)
Gross deferred tax assets net of valuation allowance	19,812	38,138

	2017	2016
	(In thousands)
Deferred tax liabilities
Capitalized mortgage loan servicing rights	3,297	4,785
Deferred loan fees	1,327	490
Unrealized gain on derivative financial instruments	72	—
Federal Home Loan Bank stock	27	45
Gross deferred tax liabilities	4,723	5,320
Deferred tax assets, net	$15,089	$32,818

Schedule of changes in unrecognized tax benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:
	2017	2016	2015
	(In thousands)
Balance at beginning of year	$840	$976	$1,091
Additions based on tax positions related to the current year	7	19	20
Reductions due to the statute of limitations	(123)	(155)	(135)
Reductions due to settlements	—	—	—
Balance at end of year	$724	$840	$976